Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Abstract]
Patents	$ 225,485	$ 185,595	$ 145,613
Website Development Costs	104,622	79,248	27,070
Intangible Assets, at cost	330,107	264,843	172,683
Accumulated Amortization	(65,756)	(37,585)	(8,428)
Intangible Assets, net	$ 264,351	$ 227,258	$ 164,255